UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California     November 2, 2010
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              38
Form 13F Information Table Value Total:        $111,110
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-12381         Phibro LLC
      2           28-13910         Phibro Trading LLC
      3           28-13909         Oxy Energy Services Inc.
      4           28-13908         Occidental Petroleum Investment Co.

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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
ALCOA INC                     COM             013817101       666    55000 SH        SHARED-DEFINED  1,2,3,4           55000
ALUMINA LTD                   SPONSORED ADR   022205108        70    10000 SH        SHARED-DEFINED  1,2,3,4           10000
ANADARKO PETE CORP            COM             032511107      1533    26875 SH        SHARED-DEFINED  1,2,3,4           26875
APACHE CORP                   COM             037411105      1806    18472 SH        SHARED-DEFINED  1,2,3,4           18472
BRIGHAM EXPLORATION CO        COM             109178103       689    36768 SH        SHARED-DEFINED  1,2,3,4           36768
CANADIAN NAT RES LTD          COM             136385101      3079    88991 SH        SHARED-DEFINED  1,2,3,4           88991
CENTURY ALUM CO               COM             156431108        66     5000 SH        SHARED-DEFINED  1,2,3,4            5000
CHESAPEAKE ENERGY CORP        COM             165167107      1095    48340 SH        SHARED-DEFINED  1,2,3,4           48340
CHEVRON CORP NEW              COM             166764100      6856    84595 SH        SHARED-DEFINED  1,2,3,4           84595
CIMAREX ENERGY CO             COM             171798101       622     9405 SH        SHARED-DEFINED  1,2,3,4            9405
CME GROUP INC                 COM             12572Q105      2084     8000 SH        SHARED-DEFINED  1,2,3,4            8000
CONOCOPHILLIPS                COM             20825C104      2561    44591 SH        SHARED-DEFINED  1,2,3,4           44591
CONTINENTAL RESOURCES INC     COM             212015101       605    13051 SH        SHARED-DEFINED  1,2,3,4           13051
CORE LABORATORIES N V         COM             N22717107      2083    23664 SH        SHARED-DEFINED  1,2,3,4           23664
COSAN LTD                     SHS A           G25343107       209    18000 SH        SHARED-DEFINED  1,2,3,4           18000
DEVON ENERGY CORP NEW         COM             25179M103      2875    44402 SH        SHARED-DEFINED  1,2,3,4           44402
EOG RES INC                   COM             26875P101       726     7809 SH        SHARED-DEFINED  1,2,3,4            7809
EXXON MOBIL CORP              COM             30231G102      1846    29869 SH        SHARED-DEFINED  1,2,3,4           29869
FREEPORT-MCMORAN COPPER & GO  COM             35671D857       529     6200 SH        SHARED-DEFINED  1,2,3,4            6200
HALLIBURTON CO                COM             406216101      4098   123922 SH        SHARED-DEFINED  1,2,3,4          123922
INTERCONTINENTALEXCHANGE INC  COM             45865V100       331     3162 SH        SHARED-DEFINED  1,2,3,4            3162
MARATHON OIL CORP             COM             565849106       154     4664 SH        SHARED-DEFINED  1,2,3,4            4664
MOLYCORP INC DEL              COM             608753109       113     4000 SH        SHARED-DEFINED  1,2,3,4            4000
MURPHY OIL CORP               COM             626717102      1464    23639 SH        SHARED-DEFINED  1,2,3,4           23639
NOBLE ENERGY INC              COM             655044105       282     3750 SH        SHARED-DEFINED  1,2,3,4            3750
RANGE RES CORP                COM             75281A109       492    12896 SH        SHARED-DEFINED  1,2,3,4           12896
RARE ELEMENT RES LTD          COM             75381M102       147    17000 SH        SHARED-DEFINED  1,2,3,4           17000
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      2888    47899 SH        SHARED-DEFINED  1,2,3,4           47899
SCHLUMBERGER LTD              COM             806857108      2437    39557 SH        SHARED-DEFINED  1,2,3,4           39557
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     25775   459775 SH        SHARED-DEFINED  1,2,3,4          459775
SOUTHWESTERN ENERGY CO        COM             845467109       353    10565 SH        SHARED-DEFINED  1,2,3,4           10565
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730      5873   138977 SH        SHARED-DEFINED  1,2,3,4          138977
SUNCOR ENERGY INC NEW         COM             867224107      2441    75007 SH        SHARED-DEFINED  1,2,3,4           75007
TETRA TECHNOLOGIES INC DEL    COM             88162F105       335    32835 SH        SHARED-DEFINED  1,2,3,4           32835
UNITED STATES NATL GAS FUND   UNIT            912318102      7402  1200000 SH        SHARED-DEFINED  1,2,3,4         1200000
UNITED STATES OIL FUND LP     UNITS           91232N108     22939   658400 SH        SHARED-DEFINED  1,2,3,4          658400
VALE S A                      ADR             91912E105       313    10000 SH        SHARED-DEFINED  1,2,3,4           10000
WHITING PETE CORP NEW         COM             966387102      3273    34272 SH        SHARED-DEFINED  1,2,3,4           34272
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